Statement of compliance and basis of preparation (Tables)	12 Months Ended
Dec. 31, 2022
These consolidated financial statements include the accounts of Enthusiast Gaming Holdings Inc. and its wholly-owned subsidiaries. The accounts of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The table below lists the Company’s wholly-owned subsidiaries:

These consolidated financial statements include the accounts of Enthusiast Gaming Holdings Inc. and its wholly-owned subsidiaries. The accounts of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The table below lists the Company’s wholly-owned subsidiaries:

Name of Subsidiary	Jurisdiction	Functional Currency	Accounting Method

Aquilini GameCo Inc.

GameCo eSports USA Inc.

Luminosity Gaming Inc.

Luminosity Gaming (USA) LLC

Enthusiast Gaming Properties Inc.

Enthusiast Gaming Inc.

Enthusiast Gaming Live Inc.

Enthusiast Gaming Media (US) Inc.

Tabwire LLC

GameKnot LLC

Addicting Games, Inc.

TeachMe, Inc.

Outplayed, Inc.

Storied Talent, LLC

Enthusiast Gaming Media Holdings Inc.

Enthusiast Gaming (TSR) Inc.

Hexagon Games Corp.

Enthusiast Gaming (PG) Inc.

Steel Media Limited

Fantasy Media Ltd.

Fantasy Football Scout Limited

Omnia Media Inc.

Vedatis SAS

Canada USA Canada USA Canada Canada Canada USA USA USA USA USA USA USA Canada Canada Canada Canada England and Wales England and Wales England and Wales USA France

Canadian dollars

U.S. dollars

Canadian dollars

U.S. dollars

Canadian dollars

U.S. dollars

Canadian dollars

U.S. dollars

U.S. dollars

U.S. dollars

U.S. dollars

U.S. dollars

U.S. dollars

U.S. dollars

Canadian dollars

U.S. dollars

Canadian dollars

Canadian dollars

UK Pound Sterling

UK Pound Sterling

UK Pound Sterling

U.S. dollars

Euro

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Refer to Note 8 for the Company’s investment in associates and joint ventures.